                                                                               .
                                                                               .
                                                                               .

THE HARTFORD MUTUAL FUNDS

                             CLASS A, CLASS B AND CLASS C SHARES

                             PROSPECTUS
                             MARCH 1, 2007,
                             AS REVISED JULY 2, 2007

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD INTERNATIONAL FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       GLOBAL LEADERS FUND)
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD INTERNATIONAL GROWTH FUND (FORMERLY THE
                                                      HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)
                                                      THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                                                      THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Global Growth Fund (formerly
goals, principal strategies,              The Hartford Global Leaders Fund)                                      3
main risks, performance and               The Hartford International Growth Fund (formerly The
expenses                                  Hartford International Capital Appreciation Fund)                      7
                                          The Hartford International Opportunities Fund                         11
                                          The Hartford International Small Company Fund                         15

Description of other                      Investment strategies and investment matters                          19
investment strategies and                 Terms used in this Prospectus                                         22
investment risks

Investment manager and                    Management of the funds                                               24
management fee information

Information on your account               About your account                                                    28
                                          Choosing a share class                                                28
                                          How sales charges are calculated                                      30
                                          Sales charge reductions and waivers                                   31
                                          Opening an account                                                    37
                                          Buying shares                                                         39
                                          Selling shares                                                        41
                                          Transaction policies                                                  45
                                          Dividends and account policies                                        49
                                          Additional investor services                                          50

Further information on the                Financial highlights                                                  53
funds                                     Fees paid indirectly                                                  60
                                          Fund code, CUSIP number and symbol                                    61
                                          For more information                                                  62

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each of the funds, except for International Small Company Fund, also offers Class R3, Class R4, Class R5 and Class Y shares to employer-sponsored retirement plans pursuant to a separate prospectus describing these classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

The International Growth Fund also offers Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or similar agreement with the Funds, pursuant to a separate prospectus describing that class.

Each fund is a diversified fund.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. HAS EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD GLOBAL GROWTH FUND

(FORMERLY THE HARTFORD GLOBAL LEADERS FUND)
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Global Growth Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. The fund's investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth. Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      3

                                                 THE HARTFORD GLOBAL GROWTH FUND

                                     (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


1999                                      47.68%
2000                                      -7.26%
2001                                     -17.33%
2002                                     -20.50%
2003                                      34.86%
2004                                      18.32%
2005                                       1.73%
2006                                      13.17%

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 31.85% (4th quarter, 1999) and the lowest quarterly return was -20.06% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD GLOBAL GROWTH FUND

                                     (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2006
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                  6.95%    6.65%         9.00%
   Class A Return After Taxes on
   Distributions                                5.71%    6.37%         8.56%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        5.11%    5.65%         7.70%
   Class B Return Before Taxes                  7.36%    6.76%         8.94%
   Class C Return Before Taxes                 11.35%    7.15%         9.01%
   Morgan Stanley Capital International World
   Growth Index (reflects no deduction for
   fees, expenses or taxes)                    15.48%    7.80%         4.58%

INDEX: The Morgan Stanley Capital International World Growth Index is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                      5

                                                 THE HARTFORD GLOBAL GROWTH FUND

                                     (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                5.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.82%      0.82%      0.82%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses(3)                                           0.46%      0.62%      0.38%
   Total annual operating expenses(3)(4)                       1.53%(2)   2.44%      2.20%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.48%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  747     $  323
   Year 3                                      $1,007     $1,061     $  688
   Year 5                                      $1,338     $1,501     $1,180
   Year 10                                     $2,273     $2,551     $2,534

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  697     $  247     $  223
   Year 3                                      $1,007     $  761     $  688
   Year 5                                      $1,338     $1,301     $1,180
   Year 10                                     $2,273     $2,551     $2,534

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL GROWTH FUND

(FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of foreign issuers, including non-dollar securities. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high-quality growth companies in international markets. These companies must, in the opinion of Wellington Management, be leaders in their respective industries as indicated by an established market presence and strong global, regional or country competitive positions. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations similar to those of companies in the MSCI EAFE Index. As of December 31, 2006, the market capitalization of companies included in this index ranged from approximately $294 million to $241 billion.

The fund invests in globally competitive growth companies within growing sectors. The universe of mid to large capitalization companies based on the MSCI EAFE Index is researched by the team and global and regional industry analysts to identify companies with industry leadership and strong management, above expectation earnings growth, and clear earnings drivers.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Stocks of companies with market capitalizations above $2 billion as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks. If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will influence performance significantly. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      7

                                          THE HARTFORD INTERNATIONAL GROWTH FUND

                 (FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


2002                                     -18.76%
2003                                      49.00%
2004                                      23.31%
2005                                       5.63%
2006                                      22.79%

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 25.04% (2nd quarter, 2003) and the lowest quarterly return was -21.90% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 8                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD INTERNATIONAL GROWTH FUND

                 (FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2006
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 04/30/01)
   Class A Return Before Taxes                 16.04%   12.83%         8.07%
   Class A Return After Taxes on
   Distributions                               13.08%   12.14%         7.52%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       10.98%   10.88%         6.75%
   Class B Return Before Taxes                 17.01%   13.07%         8.26%
   Class C Return Before Taxes                 20.93%   13.27%         8.37%
   MSCI EAFE Growth Index (reflects no
   deduction for fees, expenses or taxes)      22.69%   12.63%         7.85%

INDEX: The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index ("MSCI EAFE Growth Index") is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                      9

                                          THE HARTFORD INTERNATIONAL GROWTH FUND

                 (FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                5.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                          0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees                       0.25%(3)   1.00%      1.00%
   Other expenses(4)                                           0.45%      0.56%      0.40%
   Total annual operating expenses(2)(4)(5)                    1.60%(3)   2.46%      2.30%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  749     $  333
   Year 3                                      $1,027     $1,067     $  718
   Year 5                                      $1,373     $1,511     $1,230
   Year 10                                     $2,346     $2,584     $2,636

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  704     $  249     $  233
   Year 3                                      $1,027     $  767     $  718
   Year 5                                      $1,373     $1,311     $1,230
   Year 10                                     $2,346     $2,584     $2,636

 10                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Opportunities Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving return on capital and/or stocks that it believes are mis-priced by the market due to short-term issues. This proprietary research takes into account each company's long-term history as well as Wellington Management's analysts' forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country and sector weightings being secondary factors.

The fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in large and mid capitalization companies, resulting in a portfolio with market capitalization characteristics similar to the MSCI AC World ex US Index. As of December 31, 2006, the range of market capitalizations of companies in the MSCI AC World ex US Index was between approximately $106 million and $272 billion.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     11

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


1997                                       0.84%
1998                                      12.53%
1999                                      39.13%
2000                                     -15.52%
2001                                     -18.74%
2002                                     -20.20%
2003                                      31.47%
2004                                      17.27%
2005                                      13.72%
2006                                      23.67%

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 22.28% (4th quarter, 1999) and the lowest quarterly return was -22.43% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 12                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2006
(INCLUDES SALES CHARGES)


                                               1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes                 16.86%   10.33%     5.88%
   Class A Return After Taxes on
   Distributions                               16.27%   10.19%     5.39%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       11.53%    8.98%     4.89%
   Class B Return Before Taxes                 17.93%   10.54%     5.72%
   Class C Return Before Taxes(1)              21.71%   10.73%     5.68%
   MSCI AC World ex US Index (reflects no
   deduction for fees, expenses or taxes)      27.16%   16.87%     8.59%

INDEX: The Morgan Stanley Capital International All Country World ex US Index ("MSCI AC World ex US Index") is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

THE HARTFORD MUTUAL FUNDS                                                     13

                                   THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                5.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses(3)                                           0.51%      0.71%      0.48%
   Total annual operating expenses(3)(4)                       1.61%(2)   2.56%      2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.57%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  705     $  759     $  336
   Year 3                                      $1,030     $1,096     $  727
   Year 5                                      $1,378     $1,560     $1,245
   Year 10                                     $2,356     $2,663     $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  705     $  259     $  236
   Year 3                                      $1,030     $  796     $  727
   Year 5                                      $1,378     $1,360     $1,245
   Year 10                                     $2,356     $2,663     $2,666

 14                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/Citigroup Extended Market Euro-Pacific Index. As of December 31, 2006, the range of market capitalizations of companies in the S&P/Citigroup Extended Market Euro-Pacific Index was between approximately $23 million and $34 billion. The fund diversifies its investments among a number of different countries throughout the world. There are no limits on the amount of the fund's assets that may be invested in each country. The fund may invest up to 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in equity securities of foreign issuers that Wellington Management believes have significant potential for capital appreciation. Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, local brokers, and company and local referrals. The sources used depend greatly on the region and industry. Long-term investment themes based on general economic factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis. The fund seeks candidates that exhibit some combination of:

  -  a well-articulated business plan,

  -  experienced management,

  -  a sustainable competitive advantage, and

  -  strong financial characteristics.

In addition, valuation analysis, including relevant industry valuations, is used to compare the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth, and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are

THE HARTFORD MUTUAL FUNDS                                                     15

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

2002                                       -4.38%
2003                                       54.66%
2004                                       16.21%
2005                                       18.00%
2006                                       28.10%

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 23.04% (2nd quarter, 2003) and the lowest quarterly return was -17.59% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 16                                                    THE HARTFORD MUTUAL FUNDS

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING 12/31/2006
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 04/30/01)
   Class A Return Before Taxes                 21.05%   19.66%         15.48%
   Class A Return After Taxes on
   Distributions                               16.66%   16.53%         12.82%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       14.65%   15.46%         12.03%
   Class B Return Before Taxes                 22.32%   20.07%         15.88%
   Class C Return Before Taxes                 26.20%   20.12%         15.78%
   S&P/Citigroup Extended Market Euro-Pacific
   Index (reflects no deduction for fees,
   expenses or taxes)                          26.55%   24.56%         18.55%

INDEX: The S&P/Citigroup Extended Market Euro-Pacific Index is a global equity index comprised of the smallest 20% of each country's market capitalization in the S&P/Citigroup Broad Market Global Index. (The S&P/Citigroup Broad Market Global Index captures all companies in developed and emerging markets with free float market capitalization of at least $100 million as of the annual index reconstitution.) All developed countries are included except the US and Canada. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                     17

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%      1.00%
   Other expenses(4)                            0.49%      0.66%      0.43%
   Total annual operating expenses(2)(4)(5)     1.64%(3)   2.56%      2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed under a voluntary undertaking to waive any portion of the transfer agency fees over 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  708     $  759     $  336
   Year 3                                      $1,039     $1,096     $  727
   Year 5                                      $1,393     $1,560     $1,245
   Year 10                                     $2,387     $2,670     $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  708     $  259     $  236
   Year 3                                      $1,039     $  796     $  727
   Year 5                                      $1,393     $1,360     $1,245
   Year 10                                     $2,387     $2,670     $2,666

 18                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND
OTHER DERIVATIVES


Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for the International Small Company Fund only.

THE HARTFORD MUTUAL FUNDS                                                     19

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


The funds may invest in securities of foreign issuers and non-dollar securities and loans as part of their principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


International Growth Fund, International Opportunities Fund and International Small Company Fund may invest in emerging markets as part of their principal investment strategy. Global Growth Fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks

 20                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


International Small Company Fund may invest in securities of small capitalization companies as part of its principal investment strategy. Global Growth Fund, International Growth Fund and International Opportunities Fund may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified

THE HARTFORD MUTUAL FUNDS                                                     21

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

  group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.
ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Each of the funds may have a relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


International Small Company Fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, this fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time the fund invests its assets. If, subsequent to an investment by the fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made

 22                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of this fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the five issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

THE HARTFORD MUTUAL FUNDS                                                     23

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $377.6 billion in assets as of December 31, 2006. At the same time, HIFSCO had over $41.9 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for each fund of funds and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission (the "SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of any of these matters or the initiation of any formal action by these regulators is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

On November 8, 2006, The Hartford reached a settlement with the SEC that resolves issues related to the SEC's investigation into the use of directed brokerage and revenue sharing in mutual fund and variable annuity sales.

In addition, The Hartford has been served with five consolidated putative national class actions,

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. On January 30, 2007, the plaintiffs moved for leave to file a second amended complaint. The proposed second amended complaint would, among other things, eliminate the previously asserted claims against the funds' directors, the derivative claims and the state law claims. As of February 16, 2007, the court has not ruled on plaintiffs' motion. The defendants in the proposed second amended complaint include The Hartford Financial Services Group, Inc., Hartford Investment Financial Services, LLC, Wellington Management Company, LLP, Hartford Investment Management Company, Hartford Securities Distribution Company, Inc., and PLANCO Financial Services Inc. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2006, Wellington Management had investment management authority over approximately $575 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

SOFT DOLLAR PRACTICES


The sub-adviser is responsible for the day-to-day portfolio management activities of the funds, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. The sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental

THE HARTFORD MUTUAL FUNDS                                                     25

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

INTERNATIONAL GROWTH FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.90%
Next $500 million                          0.85%
Amount Over $1 billion                     0.80%

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $250 million                         0.85%
Next $250 million                          0.80%
Next $500 million                          0.75%
Next $500 million                          0.70%
Amount Over $1.5 billion                   0.65%

GLOBAL GROWTH FUND AND INTERNATIONAL OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.85%
Next $500 million                          0.75%
Amount Over $1 billion                     0.70%

For each of fund's fiscal year ended October 31, 2006, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                         MANAGEMENT
FUND                                        FEES
----                                     ----------
The Hartford Global Growth Fund            0.82%
The Hartford International Growth Fund     1.00%
The Hartford International
  Opportunities Fund                       0.85%
The Hartford International Small
  Company Fund                             1.00%

A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2006.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

GLOBAL GROWTH FUND Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2005. Mr. Hudson has served as portfolio manager of the fund since June 2007 and has been involved

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

in portfolio management and securities analysis for the fund since 2006. Prior to joining the firm, Mr. Hudson was a portfolio manager and analyst at American Century Investment Management (2000-2005).

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved with portfolio management and securities analysis for the fund since it's inception in 1998. Mr. Offit joined Wellington Management as an investment professional in 1997.

INTERNATIONAL GROWTH FUND Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Offit joined Wellington Management as an investment professional in 1997.

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Berteaux has been involved in portfolio management and securities analysis for the fund since 2001.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2005. Mr. Hudson has been involved in portfolio management and securities analysis for the fund since March 2006. Prior to joining the firm, Mr. Hudson was a portfolio manager and analyst at American Century Investment Management (2000-2005).

INTERNATIONAL OPPORTUNITIES FUND Nicolas M. Choumenkovitch, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since December 2006 and has been involved in portfolio management and securities analysis of the fund since 2000. Mr. Choumenkovitch joined the firm as an investment professional in 1995.

INTERNATIONAL SMALL COMPANY FUND Simon H. Thomas, Vice President and Equity Portfolio Manager of Wellington Management, has served as the portfolio manager of the fund since January 2006. Mr. Thomas joined the firm as an investment professional in 2002 and has been involved in portfolio management and securities analysis for the firm for the past five years.

Daniel Maguire, CFA, Assistant Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2004. Mr. Maguire has been involved in portfolio management and securities analysis for the fund since January 2006, and for the firm for the past three years. Prior to joining the firm, Mr. Maguire was an Equity Analyst at Insight Investment Management in the UK (2003-2004) and at HSBC Investment Bank (2000-2003).

THE HARTFORD MUTUAL FUNDS                                                     27

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Certain of the funds also offer Class I, Class R3, Class R4, Class R5 and Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Boards of Directors of The Hartford Mutual Funds, Inc. (the "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

DISTRIBUTION PLANS


The Company has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Company's Board of Directors has currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including

THE HARTFORD MUTUAL FUNDS                                                     29

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999       4.50%       4.71%          4.00%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

For purchases made on or before April 30, 2007, the 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1% CDSC indicated above will not apply.

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds'

THE HARTFORD MUTUAL FUNDS                                                     31

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, and Class L shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or, Class L shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling broker dealers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans

THE HARTFORD MUTUAL FUNDS                                                     33

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

- college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan")

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent

THE HARTFORD MUTUAL FUNDS                                                     35

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities, NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/ OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Growth Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan

THE HARTFORD MUTUAL FUNDS                                                     37

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

     -  non-retirement accounts: $1,000 per fund.

     -  retirement accounts: $1,000 per fund.

     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

     -  subsequent investments: $50 per fund.

     -  529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agents discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4. Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          MINNEAPOLIS, MN 55480-9140                                   PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 38                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
              TO ACCESS YOUR ACCOUNTS
  (WIRE       - Visit www.hartfordinvestor.com
  GRAPHIC)    - Login by selecting Hartford Mutual Funds from the login
                section, enter your User ID and password, and select
                Login. First time users will need to create a password by
                selecting the "Create Password" link.
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
              ACCOUNT
              - To purchase shares directly from your bank account, you
                must first add your banking information online, by
                selecting the Add Bank Instructions function.
              - Once bank instructions have been established, click on
                "View Account Detail" for the appropriate account. Select
                "Purchase Shares" from the "Select Action" menu, next to
                the fund you want to purchase into.
              - Follow the instructions on the Purchase Shares Request
                pages to complete and submit the request.
              TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
              MUTUAL FUND
              - Click on "View Account Detail" for the appropriate
                account. Select "Exchange Shares" from the "Select Action"
                menu, next to the fund you want to exchange from.
              - Follow the instructions on the Exchange Shares Request
                pages to complete and submit the request.
              Note: The minimum amount when exchanging into a new fund is
                $1,000 per fund.
 ON THE PHONE
              TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE      ACCOUNT
  GRAPHIC)    - Verify that your bank/credit union is a member of the
                Automated Clearing House (ACH) system.
              - To place your order with a representative, call the
                transfer agent at the number below between 8 A.M. and 7
                P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                Monday through Thursday and between 9:15 A.M. and 6 P.M.
                Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                on Friday.
              - Complete transaction instructions on a specific account
                must be received in good order and confirmed by The
                Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M.
                Central Time) or the close of the NYSE, whichever comes
                first. Any transaction on an account received after the
                close of the NYSE will receive the next business day's
                offering price.
              - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
              TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
              EXISTING HARTFORD MUTUAL FUND
              - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                exchange.
              Note: The minimum amount when exchanging into a new fund is
              $1,000 per fund.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     39

BUYING SHARES


 IN WRITING:
   WITH CHECK
              - Make out a check for the investment amount, payable to
  (CHECK        "The Hartford Mutual Funds."
  GRAPHIC)    - Complete the detachable investment slip from an account
                statement, or write a note specifying the fund name and
                share class, account number and the name(s) in which the
                account is registered.
              - Deliver the check and your investment slip, or note, to
                the address listed below.
                  The Hartford Mutual Funds
                  P.O. Box 9140
                  Minneapolis, MN 55480-9140
 BY EXCHANGE
              - Write a letter of instruction indicating the fund names,
  (ARROW        share class, account number, the name(s) in which the
  GRAPHIC)      accounts are registered, and your signature.
              - Deliver these instructions to your financial
              representative or plan administrator, or mail to the address listed below.
                  The Hartford Mutual Funds
                  P.O. Box 64387
                  St. Paul, MN 55164-0387
              Note: The minimum amount when exchanging into a new fund is
              $1,000 per fund.
 BY WIRE
              - Instruct your bank to wire the amount of your investment
  (WIRE         to:
  GRAPHIC)        US Bank National Association
                  9633 Lyndale Ave S
                  Bloomington, MN 55420-4270
                  ABA #091000022,
                  credit account no: 1-702-2514-1341
                  The Hartford Mutual Funds Purchase Account
                  For further credit to: (Your name)
                  Hartford Mutual Funds Account Number:
                  (Your account number)
              Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank
                may charge a fee to wire funds.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 40                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES ON THE WEB


 TO ACCESS YOUR ACCOUNTS
                - Visit www.hartfordinvestor.com
  (CHECK        - Select Mutual Funds on the menu bar
  GRAPHIC)      - Login by entering your User ID and password, and select
                  Login. First time users will need to create a password by
                  selecting the "Create Password" link.
                Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts
                      online.
                  TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A
                  CHECK MAILED TO YOUR ADDRESS OF RECORD
                - Click on "View Account Detail" for the appropriate
                  account. Select "Redeem Shares" from the "Select Action"
                  menu, next to the fund you want to redeem from.
                - To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank
                  instructions added online are only available for
                  purchases.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                  TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Click on "View Account Detail" for the appropriate
                  account. Select "Exchange Shares" from the "Select Action"
                  menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                $1,000 per fund.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     41

 BY LETTER
                In certain circumstances, you will need to make your request
  [LETTER       to sell shares in writing. Requirements for the written
  GRAPHIC]      requests are shown below. A check will be mailed to the
                name(s) and address in which the account is registered or
                otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee which will be
                deducted from the redemption proceeds.
                - Write a letter of instruction or complete a power of
                  attorney indicating:
                  - Fund name
                  - Account number
                  - Share class
                  - The name(s) in which the account is registered
                  - Date of birth
                  - Residential address
                  - Social Security number
                  - Dollar value or the number of shares you wish to sell
                - Include all authorized signatures and any additional
                  documents that may be required (see below).
                - Obtain a Medallion signature guarantee if*:
                  - Your address of record has changed within the past 30
                  days
                  - You are selling more than $50,000 worth of worth of
                  shares
                  - You are requesting payment other than by check mailed to the address of record and payable to the registered
                    owner(s)
                - Mail the materials to the address below or to your plan
                  administrator
                * Please note that a notary public CANNOT provide a
                Medallion signature guarantee. Please check with a
                representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 42                                                    THE HARTFORD MUTUAL FUNDS

 ADDITIONAL DOCUMENT REQUIREMENTS FOR WRITTEN REQUESTS:
    IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
              - Signatures and titles of all persons authorized to sign
                for the account, exactly as the account is registered
              - Indicate the amount of federal income tax withholding to be applied to your distribution
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS:
              - Corporate resolution, certified within the past twelve
                months, including signature of authorized signer(s) for
                the account
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS:
              - Signatures of the trustee(s)
              - Copies of the trust document pages, certified within the past twelve months, which display the name and date of
                trust, along with the signature page
    ADMINISTRATORS, CONSERVATORS, GUARDIANS, AND OTHER SELLERS OR IN
    SITUATIONS OF DIVORCE OR DEATH
              - Call 1-888-843-7824 for instructions
 BY PHONE
              - Certain types of accounts may be redeemed by telephone.
  (PHONE        This is limited to non-retirement accounts or IRA plans
  GRAPHIC)      where the shareowner is age 59 1/2 or older. For
                circumstances in which you need to request to sell shares
                in writing, see "Selling Shares by Letter."
              - Restricted to sales of up to $50,000 per shareowner any
                7-day period.
              - Call the transfer agent to verify that the telephone
                redemption privilege is in place on an account, or to
                request the forms to add it to an existing account.
              - To place your order with a representative, call the
                transfer agent at the number below between 8 A.M. and 7
                P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                Monday through Thursday and between 9:15 A.M. and 6 P.M.
                Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                on Friday.
              - Complete transaction instructions on a specific account
                must be received in good order and confirmed by The
                Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M.
                Central Time) or the close of the NYSE, whichever comes
                first. Any transaction on an account received after the
                close of the NYSE will receive the next business day's
                offering price.
              - For automated service 24 hours a day using your touch-tone phone, call the number below.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     43

 BY ELECTRONIC FUNDS TRANSFER (EFT) OR WIRE
              - Fill out the "Bank Account or Credit Union Information"
  (WIRE         section of your new account application or the "Bank or
  GRAPHIC)      Credit Union Information Form" to add bank instructions to your account.
              - EFT transactions may be sent for amounts of $50-$50,000.
                Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                for this service.
              - Wire transfers of amounts of $500 or more are available
                upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.
 BY EXCHANGE
              - Obtain a current prospectus for the fund into which you
  (ARROW        are exchanging by calling your financial representative or
  GRAPHIC)      the transfer agent at the number below.
              - Call your financial representative or the transfer agent to request an exchange.
              Note: The minimum amount when exchanging into a new fund is
                $1,000 per fund.
              To sell shares through a systematic withdrawal plan, see
                "Additional Service" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

THE HARTFORD MUTUAL FUNDS                                                     45

TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name, share class and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Board of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

Effective July 1, 2007, it is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

During calendar year 2007, new SEC rules become effective which require funds and intermediaries

THE HARTFORD MUTUAL FUNDS                                                     47

TRANSACTION POLICIES
--------------------------------------------------------------------------------

to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds' will be better able to apply its frequent trading policies to omnibus accounts.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected,

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally

THE HARTFORD MUTUAL FUNDS                                                     49

TRANSACTION POLICIES
--------------------------------------------------------------------------------

are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each Fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the Fund may distribute less or more investment income than it earns on its investments each month. The Fund may use accrued undistributed investment income to fulfill distributions made during periods in which the Fund distributes more than the Fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the Fund.
The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify The Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- Fill Out the Relevant Part of the Account Application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     51

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2006, October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.

THE HARTFORD MUTUAL FUNDS                                                     53

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) --
                                ---------------------------------------------------------------
                                                         NET REALIZED
                                                             AND
                                NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                ---------   ----------   ------------   ----------   ----------
THE HARTFORD GLOBAL GROWTH
  FUND (FORMERLY THE HARTFORD
  GLOBAL LEADERS FUND)
  For the Year Ended October
    31, 2006(e)
  Class A.....................   $16.80       $(0.05)       $ 2.81        $ 2.76      $ (0.02)
  Class B.....................    15.93        (0.17)         2.66          2.49           --
  Class C.....................    16.01        (0.17)         2.66          2.49           --
  For the Year Ended October
    31, 2005
  Class A.....................    16.49         0.08          0.23          0.31           --
  Class B.....................    15.77        (0.08)         0.24          0.16           --
  Class C.....................    15.84        (0.06)         0.23          0.17           --
  For the Year Ended October
    31, 2004
  Class A.....................    13.96        (0.06)         2.59          2.53           --
  Class B.....................    13.45        (0.17)         2.49          2.32           --
  Class C.....................    13.49        (0.15)         2.50          2.35           --
  For the Year Ended October
    31, 2003
  Class A.....................    11.21        (0.03)         2.78          2.75           --
  Class B.....................    10.88        (0.12)         2.69          2.57           --
  Class C.....................    10.90        (0.11)         2.70          2.59           --
  For the Year Ended October
    31, 2002(e)
  Class A.....................    12.83         0.02         (1.64)        (1.62)          --
  Class B.....................    12.54        (0.07)        (1.59)        (1.66)          --
  Class C.....................    12.55        (0.06)        (1.59)        (1.65)          --

                                                    -- SELECTED PER-SHARE DATA(A) --
                                ------------------------------------------------------------------------

                                DISTRIBUTIONS                                       NET
                                    FROM                                          INCREASE     NET ASSET
                                  REALIZED      DISTRIBUTIONS                    (DECREASE)    VALUE AT
                                   CAPITAL          FROM            TOTAL       IN NET ASSET      END
                                    GAINS          CAPITAL      DISTRIBUTIONS      VALUE       OF PERIOD
                                -------------   -------------   -------------   ------------   ---------
THE HARTFORD GLOBAL GROWTH
  FUND (FORMERLY THE HARTFORD
  GLOBAL LEADERS FUND)
  For the Year Ended October
    31, 2006(e)
  Class A.....................     $(0.19)         $   --          $(0.21)         $ 2.55       $19.35
  Class B.....................      (0.19)             --           (0.19)           2.30        18.23
  Class C.....................      (0.19)             --           (0.19)           2.30        18.31
  For the Year Ended October
    31, 2005
  Class A.....................         --              --              --            0.31        16.80
  Class B.....................         --              --              --            0.16        15.93
  Class C.....................         --              --              --            0.17        16.01
  For the Year Ended October
    31, 2004
  Class A.....................         --              --              --            2.53        16.49
  Class B.....................         --              --              --            2.32        15.77
  Class C.....................         --              --              --            2.35        15.84
  For the Year Ended October
    31, 2003
  Class A.....................         --              --              --            2.75        13.96
  Class B.....................         --              --              --            2.57        13.45
  Class C.....................         --              --              --            2.59        13.49
  For the Year Ended October
    31, 2002(e)
  Class A.....................         --              --              --           (1.62)       11.21
  Class B.....................         --              --              --           (1.66)       10.88
  Class C.....................         --              --              --           (1.65)       10.90

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. Please see table on page 60.
(e) Per share amounts have been calculated using average shares outstanding method.

 54                                                    THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              -- RATIOS AND SUPPLEMENTAL DATA --
----------------------------------------------------------------------------------------------
                                   RATIO OF            RATIO OF         RATIO OF
                                   EXPENSES            EXPENSES           NET
                                  TO AVERAGE          TO AVERAGE       INVESTMENT
                  NET ASSETS      NET ASSETS          NET ASSETS         INCOME
                  AT END OF         BEFORE               AFTER             TO       PORTFOLIO
       TOTAL        PERIOD        WAIVERS AND         WAIVERS AND       AVERAGE      TURNOVER
     RETURN(B)     (000'S)     REIMBURSEMENTS(D)   REIMBURSEMENTS(D)   NET ASSETS    RATE(C)
     ----------   ----------   -----------------   -----------------   ----------   ----------
        16.58%      $417,840          1.53%               1.48%          (0.25)%       125%
        15.80         74,805          2.44                2.18           (0.95)         --
        15.72         66,121          2.20                2.20           (0.98)         --
         1.88        419,648          1.58                1.48            0.41         270
         1.02         78,986          2.51                2.35           (0.45)         --
         1.07         71,623          2.25                2.25           (0.34)         --
        18.12        466,013          1.62                1.62           (0.36)        271
        17.25         90,179          2.52                2.35           (1.09)         --
        17.42         87,518          2.24                2.24           (0.98)         --
        24.53        464,610          1.62                1.61           (0.29)        320
        23.62         78,923          2.36                2.35           (1.01)         --
        23.76         78,303          2.23                2.23           (0.89)         --
       (12.63)       354,407          1.66                1.61            0.24         323
       (13.24)        70,280          2.33                2.33           (0.48)         --
       (13.15)        75,174          2.21                2.21           (0.36)         --

THE HARTFORD MUTUAL FUNDS                                                     55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) --
                                ---------------------------------------------------------------
                                                         NET REALIZED
                                                             AND
                                NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                ---------   ----------   ------------   ----------   ----------
THE HARTFORD INTERNATIONAL
  GROWTH FUND (FORMERLY THE
  HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION FUND)
  For the Year Ended October
    31, 2006(e)
  Class A.....................   $12.14       $ 0.02        $ 2.96        $ 2.98      $ (0.05)
  Class B.....................    11.77        (0.08)         2.87          2.79           --
  Class C.....................    11.77        (0.09)         2.88          2.79           --
  For the Year Ended October
    31, 2005
  Class A.....................    11.59         0.07          0.48          0.55           --
  Class B.....................    11.32        (0.01)         0.46          0.45           --
  Class C.....................    11.32        (0.01)         0.46          0.45           --
  For the Year Ended October
    31, 2004(e)
  Class A.....................     9.62        (0.01)         2.03          2.02           --
  Class B.....................     9.46        (0.08)         1.99          1.91           --
  Class C.....................     9.46        (0.08)         1.99          1.91           --
  For the Year Ended October
    31, 2003
  Class A.....................     6.93        (0.02)         2.72          2.70        (0.01)
  Class B.....................     6.86        (0.04)         2.64          2.60           --
  Class C.....................     6.86        (0.04)         2.64          2.60           --
  For the Year Ended October
    31, 2002(e)
  Class A.....................     7.62         0.02         (0.71)        (0.69)          --
  Class B.....................     7.59        (0.03)        (0.70)        (0.73)          --
  Class C.....................     7.59        (0.03)        (0.70)        (0.73)          --

                                                    -- SELECTED PER-SHARE DATA(A) --
                                ------------------------------------------------------------------------

                                DISTRIBUTIONS                                       NET
                                    FROM                                          INCREASE     NET ASSET
                                  REALIZED      DISTRIBUTIONS                    (DECREASE)    VALUE AT
                                   CAPITAL          FROM            TOTAL       IN NET ASSET      END
                                    GAINS          CAPITAL      DISTRIBUTIONS      VALUE       OF PERIOD
                                -------------   -------------   -------------   ------------   ---------
THE HARTFORD INTERNATIONAL
  GROWTH FUND (FORMERLY THE
  HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION FUND)
  For the Year Ended October
    31, 2006(e)
  Class A.....................     $(0.14)         $   --          $(0.19)         $ 2.79       $14.93
  Class B.....................      (0.14)             --           (0.14)           2.65        14.42
  Class C.....................      (0.14)             --           (0.14)           2.65        14.42
  For the Year Ended October
    31, 2005
  Class A.....................         --              --              --            0.55        12.14
  Class B.....................         --              --              --            0.45        11.77
  Class C.....................         --              --              --            0.45        11.77
  For the Year Ended October
    31, 2004(e)
  Class A.....................      (0.05)             --           (0.05)           1.97        11.59
  Class B.....................      (0.05)             --           (0.05)           1.86        11.32
  Class C.....................      (0.05)             --           (0.05)           1.86        11.32
  For the Year Ended October
    31, 2003
  Class A.....................         --              --           (0.01)           2.69         9.62
  Class B.....................         --              --              --            2.60         9.46
  Class C.....................         --              --              --            2.60         9.46
  For the Year Ended October
    31, 2002(e)
  Class A.....................         --              --              --           (0.69)        6.93
  Class B.....................         --              --              --           (0.73)        6.86
  Class C.....................         --              --              --           (0.73)        6.86

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. Please see table on page 60.
(e) Per share amounts have been calculated using average shares outstanding method.

 56                                                    THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              -- RATIOS AND SUPPLEMENTAL DATA --
----------------------------------------------------------------------------------------------
                                   RATIO OF            RATIO OF         RATIO OF
                                   EXPENSES            EXPENSES           NET
                                  TO AVERAGE          TO AVERAGE       INVESTMENT
                  NET ASSETS      NET ASSETS          NET ASSETS         INCOME
                  AT END OF         BEFORE               AFTER             TO       PORTFOLIO
       TOTAL        PERIOD        WAIVERS AND         WAIVERS AND       AVERAGE      TURNOVER
     RETURN(B)     (000'S)     REIMBURSEMENTS(D)   REIMBURSEMENTS(D)   NET ASSETS    RATE(C)
     ----------   ----------   -----------------   -----------------   ----------   ----------
        24.85%      $213,186          1.70%               1.60%           0.12%        165%
        23.95         33,252          2.56                2.30           (0.59)         --
        23.95         43,336          2.40                2.35           (0.65)         --
         4.74        131,430          1.77                1.60            0.66         183
         3.98         22,304          2.66                2.35           (0.09)         --
         3.98         29,486          2.49                2.35           (0.07)         --
        21.14         50,051          1.91                1.65           (0.10)        200
        20.33          8,968          2.83                2.35           (0.80)         --
        20.33         12,906          2.63                2.35           (0.79)         --
        38.95         11,362          2.36                1.65           (0.35)        281
        37.90          2,148          3.08                2.35           (1.04)         --
        37.90          2,285          2.95                2.35           (1.01)         --
        (9.06)         4,666          2.98                1.65            0.34         330
        (9.62)           813          3.69                2.35           (0.42)         --
        (9.62)           826          3.55                2.35           (0.34)         --

THE HARTFORD MUTUAL FUNDS                                                     57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) --
                                ---------------------------------------------------------------
                                                         NET REALIZED
                                                             AND
                                NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                ---------   ----------   ------------   ----------   ----------
THE HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND
  For the Year Ended October
    31, 2006(e)
  Class A.....................   $13.13       $ 0.13        $ 2.92        $ 3.05      $ (0.05)
  Class B.....................    12.35         0.03          2.76          2.79           --
  Class C.....................    12.27         0.01          2.73          2.74           --
  For the Year Ended October
    31, 2005
  Class A.....................    11.22         0.05          1.86          1.91           --
  Class B.....................    10.64        (0.04)         1.75          1.71           --
  Class C.....................    10.57        (0.04)         1.74          1.70           --
  For the Year Ended October
    31, 2004
  Class A.....................     9.66         0.03          1.54          1.57        (0.01)
  Class B.....................     9.22        (0.05)         1.47          1.42           --
  Class C.....................     9.16        (0.05)         1.46          1.41           --
  For the Year Ended October
    31, 2003
  Class A.....................     8.03         0.02          1.61          1.63           --
  Class B.....................     7.71        (0.04)         1.55          1.51           --
  Class C.....................     7.67        (0.04)         1.53          1.49           --
  For the Year Ended October
    31, 2002(e)
  Class A.....................     9.33         0.03         (1.33)        (1.30)          --
  Class B.....................     9.04        (0.08)        (1.25)        (1.33)          --
  Class C.....................     8.99        (0.05)        (1.27)        (1.32)          --
THE HARTFORD INTERNATIONAL
  SMALL COMPANY FUND
  For the Year Ended October
    31, 2006(e)
  Class A.....................    14.27         0.08          3.62          3.70        (0.25)
  Class B.....................    13.91        (0.01)         3.51          3.50        (0.16)
  Class C.....................    13.78        (0.03)         3.48          3.45        (0.15)
  For the Year Ended October
    31, 2005
  Class A.....................    13.44         0.06          2.25          2.31           --
  Class B.....................    13.23           --          2.16          2.16           --
  Class C.....................    13.12        (0.01)         2.15          2.14           --
  For the Year Ended October
    31, 2004
  Class A.....................    12.93         0.07          1.31          1.38           --
  Class B.....................    12.82         0.02          1.26          1.28           --
  Class C.....................    12.72         0.03          1.24          1.27           --
  For the Year Ended October
    31, 2003(e)
  Class A.....................     8.37         0.07          4.51          4.58        (0.02)
  Class B.....................     8.34         0.01          4.47          4.48           --
  Class C.....................     8.28         0.01          4.43          4.44           --
  For the Year Ended October
    31, 2002(e)
  Class A.....................     8.82         0.03         (0.48)        (0.45)          --
  Class B.....................     8.81        (0.02)        (0.45)        (0.47)          --
  Class C.....................     8.78        (0.03)        (0.47)        (0.50)          --

                                                    -- SELECTED PER-SHARE DATA(A) --
                                ------------------------------------------------------------------------

                                DISTRIBUTIONS                                       NET
                                    FROM                                          INCREASE     NET ASSET
                                  REALIZED      DISTRIBUTIONS                    (DECREASE)    VALUE AT
                                   CAPITAL          FROM            TOTAL       IN NET ASSET      END
                                    GAINS          CAPITAL      DISTRIBUTIONS      VALUE       OF PERIOD
                                -------------   -------------   -------------   ------------   ---------
THE HARTFORD INTERNATIONAL
  OPPORTUNITIES FUND
  For the Year Ended October
    31, 2006(e)
  Class A.....................     $   --          $   --          $(0.05)         $ 3.00       $16.13
  Class B.....................         --              --              --            2.79        15.14
  Class C.....................         --              --              --            2.74        15.01
  For the Year Ended October
    31, 2005
  Class A.....................         --              --              --            1.91        13.13
  Class B.....................         --              --              --            1.71        12.35
  Class C.....................         --              --              --            1.70        12.27
  For the Year Ended October
    31, 2004
  Class A.....................         --              --           (0.01)           1.56        11.22
  Class B.....................         --              --              --            1.42        10.64
  Class C.....................         --              --              --            1.41        10.57
  For the Year Ended October
    31, 2003
  Class A.....................         --              --              --            1.63         9.66
  Class B.....................         --              --              --            1.51         9.22
  Class C.....................         --              --              --            1.49         9.16
  For the Year Ended October
    31, 2002(e)
  Class A.....................         --              --              --           (1.30)        8.03
  Class B.....................         --              --              --           (1.33)        7.71
  Class C.....................         --              --              --           (1.32)        7.67
THE HARTFORD INTERNATIONAL
  SMALL COMPANY FUND
  For the Year Ended October
    31, 2006(e)
  Class A.....................      (1.53)             --           (1.78)           1.92        16.19
  Class B.....................      (1.53)             --           (1.69)           1.81        15.72
  Class C.....................      (1.53)             --           (1.68)           1.77        15.55
  For the Year Ended October
    31, 2005
  Class A.....................      (1.48)             --           (1.48)           0.83        14.27
  Class B.....................      (1.48)             --           (1.48)           0.68        13.91
  Class C.....................      (1.48)             --           (1.48)           0.66        13.78
  For the Year Ended October
    31, 2004
  Class A.....................      (0.87)             --           (0.87)           0.51        13.44
  Class B.....................      (0.87)             --           (0.87)           0.41        13.23
  Class C.....................      (0.87)             --           (0.87)           0.40        13.12
  For the Year Ended October
    31, 2003(e)
  Class A.....................         --              --           (0.02)           4.56        12.93
  Class B.....................         --              --              --            4.48        12.82
  Class C.....................         --              --              --            4.44        12.72
  For the Year Ended October
    31, 2002(e)
  Class A.....................         --              --              --           (0.45)        8.37
  Class B.....................         --              --              --           (0.47)        8.34
  Class C.....................         --              --              --           (0.50)        8.28

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. Please see table on page 60.
(e) Per share amounts have been calculated using average shares outstanding method.

 58                                                    THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              -- RATIOS AND SUPPLEMENTAL DATA --
----------------------------------------------------------------------------------------------
                                   RATIO OF            RATIO OF         RATIO OF
                                   EXPENSES            EXPENSES           NET
                                  TO AVERAGE          TO AVERAGE       INVESTMENT
                  NET ASSETS      NET ASSETS          NET ASSETS         INCOME
                  AT END OF         BEFORE               AFTER             TO       PORTFOLIO
       TOTAL        PERIOD        WAIVERS AND         WAIVERS AND       AVERAGE      TURNOVER
     RETURN(B)     (000'S)     REIMBURSEMENTS(D)   REIMBURSEMENTS(D)   NET ASSETS    RATE(C)
     ----------   ----------   -----------------   -----------------   ----------   ----------
        23.25%      $159,087          1.61%               1.57%           0.84%        102%
        22.59         29,125          2.56                2.15            0.24          --
        22.33         20,782          2.33                2.33            0.06          --
        17.02        102,393          1.72                1.57            0.42         119
        16.07         23,940          2.68                2.35           (0.36)         --
        16.08         16,896          2.42                2.35           (0.37)         --
        16.20         87,348          1.83                1.65            0.33         143
        15.40         23,301          2.77                2.35           (0.39)         --
        15.39         15,749          2.48                2.35           (0.38)         --
        20.30         69,153          1.72                1.65            0.25         138
        19.58         20,459          2.45                2.35           (0.46)         --
        19.43         14,790          2.35                2.35           (0.45)         --
       (13.93)        66,775          1.82                1.65            0.34         175
       (14.71)        18,668          2.50                2.35           (0.79)         --
       (14.68)        13,438          2.40                2.35           (0.64)         --
        29.36         69,998          1.74                1.60            0.56         107
        28.51         11,960          2.66                2.24           (0.08)         --
        28.35         18,486          2.43                2.35           (0.22)         --
        18.90         34,896          1.82                1.60            0.71         112
        17.96          6,101          2.78                2.35           (0.02)         --
        17.96         12,614          2.46                2.35           (0.06)         --
        11.39         23,934          1.99                1.65            0.90         119
        10.62          3,726          2.89                2.35            0.15          --
        10.63         10,072          2.60                2.35            0.27          --
        54.76         12,320          2.36                1.65            0.72         166
        53.72          2,237          3.09                2.35            0.03          --
        53.62          3,004          2.96                2.35           (0.03)         --
        (5.10)         4,598          3.09                1.65            0.44         194
        (5.34)           926          3.81                2.35           (0.26)         --
        (5.70)           859          3.53                2.35           (0.26)         --

THE HARTFORD MUTUAL FUNDS                                                     59

FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                              YEAR ENDED         YEAR ENDED         YEAR ENDED
----                                           OCTOBER 31, 2006   OCTOBER 31, 2005   OCTOBER 31, 2004
                                               ------------------------------------------------------
GLOBAL GROWTH FUND
Class A Shares                                      1.45%              1.36%              1.53%
Class B Shares                                      2.15%              2.23%              2.26%
Class C Shares                                      2.18%              2.13%              2.15%
INTERNATIONAL GROWTH FUND
Class A Shares                                      1.56%              1.53%              1.59%
Class B Shares                                      2.26%              2.28%              2.29%
Class C Shares                                      2.31%              2.28%              2.28%
INTERNATIONAL OPPORTUNITIES FUND
Class A Shares                                      1.54%              1.52%              1.60%
Class B Shares                                      2.12%              2.30%              2.30%
Class C Shares                                      2.30%              2.30%              2.30%
INTERNATIONAL SMALL COMPANY FUND
Class A Shares                                      1.58%              1.55%              1.60%
Class B Shares                                      2.22%              2.30%              2.30%
Class C Shares                                      2.33%              2.30%              2.29%

 60                                                    THE HARTFORD MUTUAL FUNDS

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                       CLASS    FUND     CUSIP
        NAME                                           SHARES   CODE    NUMBER     SYMBOL
        ----                                           ------   ----   ---------   ------
        The Hartford Global Growth Fund                A         206   416645539   HALAX
        The Hartford Global Growth Fund                B         285   416645521   HGLBX
        The Hartford Global Growth Fund                C         291   416645513   HGLCX
        The Hartford International Growth Fund         A        1273   416645182   HNCAX
        The Hartford International Growth Fund         B        1274   416645174   HNCBX
        The Hartford International Growth Fund         C        1275   416645166   HNCCX
        The Hartford International Opportunities Fund  A         207   416645703   IHOAX
        The Hartford International Opportunities Fund  B         208   416645802   HIOBX
        The Hartford International Opportunities Fund  C         239   416645620   HIOCX
        The Hartford International Small Company Fund  A        1277   416645158   HNSAX
        The Hartford International Small Company Fund  B        1278   416645141   HNSBX
        The Hartford International Small Company Fund  C        1279   416645133   HNSCX

THE HARTFORD MUTUAL FUNDS                                                     61

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589